Leases - The Group as a Lessee	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases - The Group as a Lessee
16.	Leases – The Group as a lessee
Nature of the Group’s leasing activities
Property and office equipment
The Group leases office space and office equipment for the purpose of back office operations.

(a)	Carrying amounts, additions and depreciation charge during the year
Right-of-use
(“ROU”) assets
:

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	22,832	21,977
Additions	2,754	1,578
Expiration of leases	(1,696)	(630)
Acquisition of subsidiaries (Note 28(c))	1,003	—
Currency revaluation adjustments	(35)	(93)

End of financial year	24,858	22,832

Accumulated amortisation
Beginning of financial year	6,797	3,131
Depreciation charge	4,330	3,959
Impairment	8	402
Expiration of leases	(1,696)	(630)
Currency revaluation adjustments	— *	(65)

End of financial year	9,439	6,797

Net book value	15,419	16,035

*	Less than $1,000
Lease liabilities:

	2021	2020
	$’000	$’000
Current	4,439	3,686
Non-current	12,452	13,567

	16,891	17,253

(b)	Interest expense

	2021	2020	2019
	$’000	$’000	$’000
Interest expense on lease liabilities	742	727	598

(c)	Lease expense not capitalised in lease liabilities

	2021	2020	2019
	$’000	$’000	$’000
Short-term lease expense	94	68	944
Low-value lease expense	61	28	60

Total	155	96	1,004

(d)	Total cash outflow for all the leases was $4,960,000 (2020: $4,630,000, 2019: $3,663,000).

(e)	Future cash outflow which are not capitalised in lease liabilities
Extension option
The leases for certain office space contain extension periods, for which the related lease payment had not been included in lease liabilities as the Group is not reasonably certain to exercise these extension options. The Group negotiates extension options to maximise operational flexibility in terms of managing the assets used in the Group’s operations. The majority of the extension options are exercisable by the Group and not by the lessor.